INVESTMENT OPERATIONS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment operations
Other-than-temporary impairments of investments recorded	$ 62,332,000	$ 75,341,000	$ 227,770,000
Other-than-temporary impairments of investments recorded in earnings	47,442,000	41,510,000	180,045,000
Other-than-temporary impairments of investments recorded in other comprehensive income (loss)	14,890,000	33,831,000	47,725,000
Pre-tax other-than-temporary impairments related to debt securities that the entity does not intend to sell and does not expect to be required to sell	52,800,000		177,800,000
Pre-tax other-than-temporary impairments credit losses related to debt securities that the entity does not intend to sell and does not expect to be required to sell recorded in earnings	37,900,000		130,100,000
Pre-tax other-than-temporary impairments credit losses related to debt securities that the entity does not intend to sell and does not expect to be required to sell recorded in other comprehensive income (loss)	14,900,000		47,700,000
Other-than-temporary impairments related to debt securities that the entity intends to sell or expects to be required to sell recorded in earnings	46,700,000	41,300,000	174,200,000
Debt securities
Investment operations
Other-than-temporary impairments of investments recorded	62,300,000	72,800,000	208,200,000
Other-than-temporary impairments related to debt securities that the entity intends to sell or expects to be required to sell recorded in earnings	9,500,000		30,400,000
Credit losses on debt securities
Beginning balance	39,427,000	25,076,000
Additions for newly impaired securities	12,731,000	27,029,000	80,205,000
Additions for previously impaired securities	20,650,000	4,970,000	7,136,000
Reductions for previously impaired securities due to a change in expected cash flows			(32,451,000)
Reductions for previously impaired securities that were sold in the current period	(3,089,000)	(17,648,000)	(29,687,000)
Other			(127,000)
Ending balance	69,719,000	39,427,000	25,076,000
Equity securities
Investment operations
Other-than-temporary impairments of investments recorded		$ 2,500,000	$ 19,600,000